Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
8.	Stock-Based Compensation
Employee and
non-employee
stock-based compensation expense is calculated based on the grant-date fair value of awards ultimately expected to vest, and recognized under the straight-line attribution method, assuming that all stock-based awards will vest. Forfeitures are recognized as they occur.

The following table summarizes stock-based compensation expense related to the Company’s stock-based awards for the periods indicated (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2020	2019	2020	2019
Research and development	$119	$104	$367	$400
General and administrative	79	200	429	614

Employee stock-based compensation expense	198	304	796	1,014
Non-employee stock-based compensation expense	202	161	310	262

Total stock-based compensation expense	$400	$465	$1,106	$1,276

10.	Stock-Based Compensation
Overview
Employee stock-based compensation expense is calculated based on the grant-date fair value of awards ultimately expected to vest and recognized under the straight-line attribution method, assuming that all stock-based awards will vest. The following table summarizes stock-based compensation expense related to the Company’s stock-based awards for the periods indicated (in thousands):

	Year ended December 31,
	2019	2018
Research and development	$513	$581
General and administrative	816	903
Employee stock-based compensation expense	1,329	1,484
Non-employee stock-based compensation expense	420	1,153

Total stock-based compensation expense	$1,749	$2,637

Fair Value of Awards
The Company determines the fair value of stock-based awards on the grant date using the Black-Scholes model, which is impacted by the Company’s stock price, as well as assumptions regarding a number of subjective variables. The following table summarizes the weighted-average assumptions used as inputs to the Black-Scholes model, and resulting weighted-average and total estimated grant date fair values of employee stock options granted during the periods indicated:

	Year Ended December 31,
	2019		2018
	Employees	Consultants	Employees	Consultants
Assumptions:
Expected term (years)	4.4	4.2	4.3	9.8
Expected volatility	108.9%	114.2%	126.0%	117.6%
Risk-free interest rate	1.9%	1.7%	2.6%	2.8%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Fair value:
Weighted-average estimated grant date fair value per share	$6.7	$5.6	$9.6	$11.9
Options granted (in thousands)	110	62	120	42

Total estimated grant date fair value (in thousands)	$735	$292	$1,161	$497

The estimated fair value of stock options that vested in the years ended December 31, 2019 and 2018 was $1.6 million and $2.0 million, respectively. The Company based its assumptions for the expected term on historical cancellation and exercise data, and the contractual term and vesting terms of the awards. Expected volatility is based on historical volatility of the Company’s common stock. The Company does not anticipate paying any cash dividends in the foreseeable future, and therefore uses an expected dividend yield of zero.
Option Plan Activity
The following table summarizes stock option activity for the Company’s stock option plans in the periods presented (in thousands, except per share amounts):

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	416	$36.6
Options granted	172	$10.0
Options exercised	—	$—
Options forfeited or expired	(72)	$32.7

Outstanding as of December 31, 2019	516	$27.3	8.19	$—

Vested and expected to vest as of December 31, 2019	516	$27.3	8.19	$—
Exercisable as of December 31, 2019	315	$35.6	7.73	$—
The aggregate intrinsic value in the table above represents the total pre-tax
intrinsic value (i.e., the difference between the Company’s closing stock price on the last trading day of the period and the exercise price, multiplied by the number of in-the-money
options) that would have been received by option holders if they had exercised all their options on December 31, 2019.
The intrinsic value of options exercised during each of the years ended December 31, 2019 and 2018 was zero and less than $0.1 million, respectively. As the Company believes it is probable that no stock option related tax benefits will be realized, the Company does not record any net tax benefits related to exercised options.

Total estimated unrecognized stock-based compensation cost related to unvested stock options was $2.0 million as of December 31, 2019, which is expected to be recognized over the respective vesting terms of each award. The weighted average term of the unrecognized stock-based compensation expense is 2.3 years.